Victory Target Retirement 2050 Fund Investment Strategy - Victory Target Retirement 2050 Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) managed by the Adviser in a manner consistent with its current asset allocation as depicted in the “lifestyle transition path,” based on the years left until retirement. The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. The lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.The Fund’s asset allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (“2050”). In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor’s age or the target date. The Fund does not provide guaranteed income for retirement.Although the underlying affiliated funds are categorized generally as equity investments or fixed-income investments, in either case, the Fund may invest in underlying affiliated funds in alternative asset classes or with alternative strategies that the Adviser believes have similar risk/return profiles as these classes. Also, many of these underlying affiliated funds invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying affiliated funds. Actual asset allocation also may differ from the lifestyle transition path as a result of market movement. The Fund’s portfolio will be rebalanced on a regular basis, taking into account transaction costs. We may adjust the Fund’s actual asset allocation from the targets specified in the lifestyle transition path based on market view or other conditions as part of an active asset allocation strategy, or make changes to the lifestyle transition path. It is currently anticipated that at its target date, the Fund’s target asset allocation will consist of approximately 35% of the Fund’s net assets allocated to equity investments; and approximately 65% of the Fund’s net assets allocated to fixed-income investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund’s Board of Trustees (the “Board”).Once the Fund’s target asset allocation is similar to that of the Victory Target Retirement Income Fund, the Board, without shareholder approval, may combine the Fund with the Victory Target Retirement Income Fund. Shareholders will be notified prior to such a combination. Once such a combination occurs, shareholders will own shares of the Victory Target Retirement Income Fund.